Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Income [Abstract]
Bank interest income	$ 191	$ 185	$ 106
Gain on other investments	45
Samples (loss)/income	65	(5)	14
Other Income	$ 301	$ 180	$ 120